Schedule of Investments (unaudited) March 31, 2023	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 33.1%
Abbisko Cayman Ltd., (Acquired 10/29/21, Cost: $14,841,983)(a)	10,378,250	$3,900,156
Acumen Pharmaceuticals, Inc.(b)	362,223	1,470,625
Affinivax, Inc., (Acquired 08/18/22, Cost: $0)(a)(c)	183,164	2,404,943
Alkermes PLC(b)	1,163,110	32,788,071
Allakos, Inc.(b)	136,405	607,002
Alnylam Pharmaceuticals, Inc.(b)(d)	177,747	35,606,279
Annexon, Inc.(b)	237,835	915,665
Antengene Corp. Ltd.	5,019,274	1,861,820
Apellis Pharmaceuticals, Inc.(b)	158,565	10,458,947
Arcus Biosciences, Inc.(b)	84,495	1,541,189
Arcutis Biotherapeutics, Inc.(b)(e)	511,332	5,624,652
Argenx SE, ADR(b)	32,964	12,281,727
Arrowhead Pharmaceuticals, Inc.(b)(e)	81,025	2,058,035
BeiGene Ltd., ADR(b)(e)	42,955	9,258,091
Biohaven Ltd.(b)	99,155	1,354,457
BioMarin Pharmaceutical, Inc.(b)	365,103	35,502,616
Biomea Fusion, Inc.(b)	196,945	6,107,264
Blueprint Medicines Corp.(b)(e)	282,940	12,729,471
Bridgebio Pharma, Inc.(b)	66,595	1,104,145
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $14,584,998)(a)(c)	2,430,833	9,601,790
Cerevel Therapeutics Holdings, Inc.(b)	266,656	6,503,740
Connect Biopharma Holdings Ltd.(b)	1,125,262	1,125,149
CRISPR Therapeutics AG(b)(e)	94,915	4,293,005
CureVac NV(b)(e)	257,233	1,792,914
Decibel Therapeutics, Inc.(b)	793,527	2,396,452
Design Therapeutics, Inc.(b)	446,731	2,577,638
Enanta Pharmaceuticals, Inc.(b)	20,508	829,344
EQRx, Inc.(b)	220,265	427,314
Everest Medicines Ltd.	3,113,667	6,112,011
Exact Sciences Corp.(b)	152,750	10,357,977
Exelixis, Inc.(b)	599,520	11,636,683
FibroGen, Inc.(b)	64,395	1,201,611
Frequency Therapeutics, Inc.(b)	231,775	116,583
Galapagos NV, ADR(b)	74,410	2,875,202
Genmab A/S(b)	34,827	13,164,790
Genmab A/S, ADR(b)(e)	114,086	4,307,887
Gilead Sciences, Inc.	254,765	21,137,852
Halozyme Therapeutics, Inc.(b)	224,005	8,554,751
Horizon Therapeutics PLC(b)	75,466	8,236,359
Immuneering Corp., Class A(b)(e)	696,696	6,764,918
Immunocore Holdings PLC, ADR(b)	59,868	2,959,874
Immunocore Holdings PLC	321,900	15,914,736
ImmunoGen, Inc.(b)	497,785	1,911,494
Incyte Corp.(b)	331,720	23,973,404
Ionis Pharmaceuticals, Inc.(b)	468,285	16,736,506
Iovance Biotherapeutics, Inc.(b)	168,215	1,027,794
IVERIC bio, Inc.(b)	86,080	2,094,326
Karuna Therapeutics, Inc.(b)	21,650	3,932,506
Keros Therapeutics, Inc.(b)	200,607	8,565,919
Kinnate Biopharma, Inc.(b)	295,538	1,847,113
Kronos Bio, Inc.(b)	284,272	415,037
Krystal Biotech, Inc.(b)	26,937	2,156,576
Legend Biotech Corp., ADR(b)	195,632	9,433,375
LianBio, Series A, ADR(b)	615,188	1,199,617
MacroGenics, Inc.(b)	190,555	1,366,279
Mirati Therapeutics, Inc.(b)	180,175	6,698,906
Monte Rosa Therapeutics, Inc.(b)(e)	764,573	5,956,024

Security	Shares	Value

Biotechnology (continued)
MoonLake Immunotherapeutics(b)(e)	113,635	$2,430,653
Morphic Holding, Inc.(b)	49,995	1,881,812
Neurocrine Biosciences, Inc.(b)	268,575	27,185,161
Nuvalent, Inc., Class A(b)	158,475	4,134,613
Omega Therapeutics, Inc.(b)	151,887	915,879
PMV Pharmaceuticals, Inc.(b)	305,830	1,458,809
Prime Medicine, Inc.(b)(e)	412,139	5,069,310
Prometheus Biosciences, Inc.(b)	83,554	8,967,015
Protagonist Therapeutics, Inc.(b)	403,975	9,291,425
Prothena Corp. PLC(b)	126,646	6,138,532
PTC Therapeutics, Inc.(b)	72,150	3,494,946
Regeneron Pharmaceuticals, Inc.(b)(e)	37,070	30,459,307
Revolution Medicines, Inc.(b)(e)	377,632	8,179,509
Rhythm Pharmaceuticals, Inc.(b)	683,675	12,196,762
Rocket Pharmaceuticals, Inc.(b)(e)	252,097	4,318,422
Sage Therapeutics, Inc.(b)(e)	272,895	11,450,674
Sarepta Therapeutics, Inc.(b)(d)	114,544	15,787,600
Seagen, Inc.(b)(d)(f)	79,130	16,021,451
Sigilon Therapeutics, Inc.(b)	564,538	525,077
Swedish Orphan Biovitrum AB(b)	238,605	5,559,633
Tenaya Therapeutics, Inc.(b)	165,729	472,328
TScan Therapeutics, Inc.(b)	855,317	1,796,166
Twist Bioscience Corp.(b)	204,550	3,084,614
Ultragenyx Pharmaceutical, Inc.(b)	99,375	3,984,938
United Therapeutics Corp.(b)(d)	55,704	12,475,468
Vaxcyte, Inc.(b)	45,420	1,702,342
Vertex Pharmaceuticals, Inc.(b)(f)	176,460	55,597,252
Viking Therapeutics, Inc.(b)	235,245	3,916,829
Viridian Therapeutics, Inc.(b)	120,615	3,068,446

		669,343,584

Electronic Equipment, Instruments & Components — 0.1%
908 Devices, Inc.(b)(e)	274,084	2,357,123

Financial Services — 0.7%
DA32 Life Science Tech Acquisition Corp., Class A(b)(g)	1,496,819	15,147,808

Health Care Equipment & Supplies — 30.6%
Alcon, Inc.	736,189	51,930,772
Align Technology, Inc.(b)	59,390	19,844,575
Bausch & Lomb Corp.(b)	523,547	9,114,953
Boston Scientific Corp.(b)	455,830	22,805,175
CONMED Corp.	98,215	10,200,610
ConvaTec Group PLC(h)	4,411,215	12,465,270
Cooper Cos., Inc.	99,160	37,022,378
Dexcom, Inc.(b)	361,853	42,040,081
Glaukos Corp.(b)(e)	110,325	5,527,282
Heska Corp.(b)	100,565	9,817,155
Hologic, Inc.(b)(d)	382,175	30,841,522
Inspire Medical Systems, Inc.(b)	48,555	11,365,269
Insulet Corp.(b)	116,725	37,230,606
Intuitive Surgical, Inc.(b)	126,638	32,352,210
iRhythm Technologies, Inc.(b)	59,920	7,431,878
Masimo Corp.(b)(e)	126,490	23,342,465
Novocure Ltd.(b)(e)	213,335	12,829,967
Nyxoah SA(b)(e)	648,041	4,795,503
Omnicell, Inc.(b)	140,725	8,256,336
Orchestra BioMed Holdings, Inc.(b)(e)	233,344	4,566,542
Penumbra, Inc.(b)(e)	175,178	48,820,357
Pulmonx Corp.(b)	335,566	3,751,628
ResMed, Inc.(d)	209,646	45,910,377
Shockwave Medical, Inc.(b)	53,670	11,637,266

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
SI-BONE, Inc.(b)	204,910	$4,030,580
Silk Road Medical, Inc.(b)	204,932	8,018,989
STAAR Surgical Co.(b)	73,525	4,701,924
STERIS PLC	158,875	30,389,610
Straumann Holding AG, Registered Shares	110,675	16,599,540
Stryker Corp.	127,940	36,523,032
Tandem Diabetes Care, Inc.(b)(d)	346,200	14,059,182

		618,223,034

Health Care Providers & Services — 3.2%
Amedisys, Inc.(b)	82,761	6,087,071
AmerisourceBergen Corp.	193,455	30,974,080
Chemed Corp.	10,662	5,733,490
Encompass Health Corp.(d)	128,868	6,971,759
Guardant Health, Inc.(b)	181,915	4,264,088
Kindstar Globalgene Technology, Inc.(b)(h)	4,092,500	1,039,999
R1 RCM, Inc.(b)	690,615	10,359,225

		65,429,712

Health Care Technology — 0.1%
Sophia Genetics SA(b)(e)	291,485	1,448,681

Life Sciences Tools & Services — 16.5%
10X Genomics, Inc., Class A(b)	196,435	10,959,109
Agilent Technologies, Inc.	74,530	10,310,480
Avantor, Inc.(b)(d)	664,444	14,046,346
Bio-Rad Laboratories, Inc., Class A(b)	20,190	9,671,414
Bio-Techne Corp.	136,220	10,106,162
Bruker Corp.	207,802	16,383,110
Cytek Biosciences, Inc.(b)(e)	506,752	4,657,051
Danaher Corp.	57,370	14,459,535
Gerresheimer AG	243,305	24,125,160
IQVIA Holdings, Inc.(b)	127,062	25,271,361
Mettler-Toledo International, Inc.(b)(d)	21,545	32,968,374
Pacific Biosciences of California, Inc.(b)	428,585	4,963,014
QIAGEN NV(b)	645,525	29,648,963
Rapid Micro Biosystems, Inc., Class A(b)	549,778	720,209
Repligen Corp.(b)(e)	138,220	23,270,719
Thermo Fisher Scientific, Inc.	29,690	17,112,425
Waters Corp.(b)	97,630	30,229,177
West Pharmaceutical Services, Inc.	134,085	46,456,430
Wuxi Biologics Cayman, Inc.(b)(h)	1,233,303	7,599,561

		332,958,600
Pharmaceuticals — 6.8%
Arvinas, Inc.(b)(e)	232,960	6,364,467
AstraZeneca PLC, ADR	245,200	17,019,332
Catalent, Inc.(b)	347,125	22,809,584
Daiichi Sankyo Co. Ltd.	561,200	20,471,249
Novo Nordisk A/S, Class B	68,565	10,889,580
Nuvation Bio, Inc.(b)	200,496	332,823
Pliant Therapeutics, Inc.(b)	134,378	3,574,455
Reata Pharmaceuticals, Inc., Class A(b)	40,405	3,673,623
Structure Therapeutics, Inc.(b)	164,062	3,903,035
UCB SA	344,377	30,779,084

Security	Shares	Value

Pharmaceuticals (continued)
Ventyx Biosciences, Inc.(b)	29,855	$1,000,142
Zoetis, Inc.(d)	101,710	16,928,612

		137,745,986

Total Common Stocks — 91.1% (Cost: $1,860,307,235)		1,842,654,528

	Benefical Interest (000)

Other Interests

Biotechnology — 0.2%
Vividion Therapeutics, Inc.(a)(c)(i)	$3,810	4,266,667

Total Other Interests — 0.2% (Cost: $ — )		4,266,667

	Shares

Preferred Securities

Preferred Stocks — 8.5%

Biotechnology(a) — 2.4%
Amunix Pharmaceuticals, Inc., Series B, (Acquired 02/08/22, Cost: $0)(c)	5,657,068	3,620,524
Bright Peak Therapeutics AG, Series B, (Acquired 05/14/21, Cost: $8,000,004)(c)	2,048,132	4,219,152
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $4,543,847)(c)	3,850,718	1,270,737
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $13,498,156)(c)	482,077	12,148,341
Mirvie, Inc., Series B, (Acquired 10/15/21, Cost: $6,250,000)(c)	2,793,833	5,783,234
Neurogene, Inc., Series B, (Acquired 12/14/20, Cost: $9,549,916)(c)	3,913,900	9,549,916
NiKang Therapeutics, Inc., Series C, (Acquired 05/20/21, Cost: $7,999,996)(c)	1,394,189	6,050,780
OnKure, Inc., (Acquired 03/24/23, Cost: $7,022,595)	2,541,380	7,022,595

		49,665,279
Financial Services — 1.1%
Adicon Holdings Ltd., (Acquired 12/22/20, Cost: $17,840,000)(a)(c)	10,696,226	23,210,810

Health Care Equipment & Supplies(a)(c) — 0.8%
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $13,225,003)	2,257,597	6,343,848
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $6,929,998)	2,379,480	6,710,134
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $6,441,930)	2,078,042	2,992,380

		16,046,362
Health Care Providers & Services(a)(c) — 1.4%
Everly Well, Inc., Series D, (Acquired 11/25/20, Cost: $9,999,986)	382,775	10,403,824

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Numab Therapeutics AG, Series C, (Acquired 05/07/21, Cost: $7,770,441)	815,851	$7,632,859
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $14,071,890)	115,766,240	9,996,641

		28,033,324

Life Sciences Tools & Services — 0.5%
Sartorius AG, Preference Shares	22,700	9,567,056

Pharmaceuticals(a)(c) — 0.6%
Insitro, Inc.
Series B, (Acquired 05/21/20, Cost: $4,999,999)	802,478	9,332,819
Series C, (Acquired 03/10/21, Cost: $3,600,018)	196,818	2,288,994

		11,621,813

Semiconductors & Semiconductor Equipment — 0.7%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $14,999,996)(a)(c)	571,947	13,715,289

Software — 1.0%
Carbon Health Technologies, Inc., (Acquired 02/02/23, Cost: $17,100,000)(a)(c)	1,694,781	20,100,103

		171,960,036

Total Preferred Securities — 8.5% (Cost: $184,215,589)		171,960,036

Rights

Health Care Equipment & Supplies — 0.0%
Abiomed, Inc.(c)	98,636	275,194

Total Rights — 0.0% (Cost: $100,609)		275,194

Warrants

Health Care Providers & Services — 0.0%
CareMax, Inc., (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 07/16/25, Strike Price USD 11.50)(b)	63,808	32,440

Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)(b)	68,880	8,265

Total Warrants — 0.0% (Cost: $227,725)		40,705

Total Long-Term Investments — 99.8% (Cost: $2,044,851,158)		2,019,197,130

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(g)(j)	26,850,983	$26,850,983
SL Liquidity Series, LLC, Money Market Series, 5.01%(g)(j)(k)	23,448,750	23,448,750

Total Short-Term Securities — 2.5% (Cost: $50,300,840)		50,299,733

Total Investments Before Options Written — 102.3% (Cost: $2,095,151,998)		2,069,496,863

Options Written — (1.0)% (Premiums Received: $(19,213,428))		(20,411,251)

Total Investments, Net of Options Written — 101.3% (Cost: $2,075,938,570)		2,049,085,612
Liabilities in Excess of Other Assets — (1.3)%		(25,624,973)

Net Assets — 100.0%		$2,023,460,639

(a)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $182,566,536, representing 9.0% of its net assets as of period end, and an original cost of $203,270,756.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	All or a portion of this security is on loan.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)	Affiliate of the Trust.
(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Health Sciences Trust II (BMEZ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$83,001,707	$—		$(56,150,724	)(a)	$—	$—	$26,850,983	26,850,983	$490,561		$—
DA32 Life Science Tech Acquisition Corp., Class A	14,818,508	—		—		—	329,300	15,147,808	1,496,819	—		—
SL Liquidity Series, LLC, Money Market Series	1,828,050	21,622,029	(a)	—		(23)	(1,306)	23,448,750	23,448,750	133,149	(b)	—

						$(23)	$327,994	$65,447,541		$623,710		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	34,753,900	USD	23,250,307	BNP Paribas SA	06/15/23	$41,661
DKK	66,913,000	USD	9,703,078	BNP Paribas SA	06/15/23	84,268
EUR	13,184,700	USD	14,227,610	BNP Paribas SA	06/15/23	129,231
EUR	30,956,300	USD	33,396,145	BNP Paribas SA	06/15/23	312,218
GBP	651,000	USD	793,862	BNP Paribas SA	06/15/23	10,356
JPY	1,672,358,400	USD	12,723,361	BNP Paribas SA	06/15/23	4,822
JPY	2,040,830,600	USD	15,529,157	BNP Paribas SA	06/15/23	3,437

						585,993

CHF	37,402,900	USD	41,480,426	BNP Paribas SA	06/15/23	(282,965)

						$303,028

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Avantor, Inc.	333	04/03/23	USD	24.50	USD	704	$—
Avantor, Inc.	448	04/03/23	USD	25.29	USD	947	—
Revolution Medicines, Inc.	302	04/03/23	USD	26.50	USD	654	(2)
Gilead Sciences, Inc.	204	04/06/23	USD	82.00	USD	1,693	(28,968)
Intuitive Surgical, Inc.	76	04/06/23	USD	245.00	USD	1,942	(88,920)
Align Technology, Inc.	133	04/14/23	USD	360.00	USD	4,444	(25,270)
AstraZeneca PLC, ADR	620	04/14/23	USD	67.00	USD	4,303	(174,220)
Danaher Corp.	100	04/14/23	USD	250.00	USD	2,520	(69,500)
Intuitive Surgical, Inc.	165	04/14/23	USD	245.00	USD	4,215	(206,250)
Thermo Fisher Scientific, Inc.	47	04/14/23	USD	560.00	USD	2,709	(93,060)
Vertex Pharmaceuticals, Inc.	166	04/14/23	USD	300.00	USD	5,230	(280,540)
Cerevel Therapeutics Holdings, Inc.	398	04/17/23	USD	37.38	USD	971	(1,266)
10X Genomics, Inc., Class A	335	04/21/23	USD	50.00	USD	1,869	(232,825)
Agilent Technologies, Inc.	208	04/21/23	USD	159.00	USD	2,877	(1,364)
Agilent Technologies, Inc.	151	04/21/23	USD	155.00	USD	2,089	(12,080)
Alcon, Inc.	714	04/21/23	USD	75.00	USD	5,037	(42,840)
Alkermes PLC	976	04/21/23	USD	29.00	USD	2,751	(39,040)
Alnylam Pharmaceuticals, Inc.	105	04/21/23	USD	250.00	USD	2,103	(21,000)
Alnylam Pharmaceuticals, Inc.	463	04/21/23	USD	200.00	USD	9,275	(412,070)
Amedisys, Inc.	262	04/21/23	USD	100.00	USD	1,927	(17,030)
Amedisys, Inc.	263	04/21/23	USD	105.00	USD	1,934	(21,040)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Health Sciences Trust II (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
AmerisourceBergen Corp.	81	04/21/23	USD	160.00	USD	1,297	$(25,718)
AmerisourceBergen Corp.	148	04/21/23	USD	157.50	USD	2,370	(69,560)
Apellis Pharmaceuticals, Inc.	259	04/21/23	USD	65.00	USD	1,708	(94,535)
Arcutis Biotherapeutics, Inc.	1,636	04/21/23	USD	12.50	USD	1,800	(57,260)
Argenx SE, ADR	133	04/21/23	USD	400.00	USD	4,955	(49,543)
Arrowhead Pharmaceuticals, Inc.	130	04/21/23	USD	40.00	USD	330	(5,200)
Arvinas, Inc.	491	04/21/23	USD	40.00	USD	1,341	(235,680)
Avantor, Inc.	448	04/21/23	USD	25.29	USD	947	(1,466)
BioMarin Pharmaceutical, Inc.	581	04/21/23	USD	115.00	USD	5,650	(40,670)
Biomea Fusion, Inc.	305	04/21/23	USD	30.00	USD	946	(95,312)
Bio-Techne Corp.	191	04/21/23	USD	82.50	USD	1,417	(56,345)
Boston Scientific Corp.	49	04/21/23	USD	47.74	USD	245	(13,258)
Boston Scientific Corp.	704	04/21/23	USD	49.00	USD	3,522	(109,120)
Bruker Corp.	332	04/21/23	USD	76.25	USD	2,617	(143,347)
Catalent, Inc.	555	04/21/23	USD	75.00	USD	3,647	(79,087)
Chemed Corp.	34	04/21/23	USD	530.00	USD	1,828	(47,770)
Cooper Cos., Inc.	90	04/21/23	USD	350.00	USD	3,360	(233,550)
Danaher Corp.	83	04/21/23	USD	260.00	USD	2,092	(20,128)
Design Therapeutics, Inc.	714	04/21/23	USD	10.00	USD	412	(14,280)
Dexcom, Inc.	580	04/21/23	USD	120.00	USD	6,738	(129,050)
Encompass Health Corp.	892	04/21/23	USD	65.00	USD	4,826	(31,220)
Exact Sciences Corp.	77	04/21/23	USD	72.50	USD	522	(8,470)
Exelixis, Inc.	960	04/21/23	USD	18.39	USD	1,863	(129,708)
FibroGen, Inc.	318	04/21/23	USD	22.50	USD	593	(12,720)
Galapagos NV, ADR	119	04/21/23	USD	40.00	USD	460	(5,950)
Gilead Sciences, Inc.	204	04/21/23	USD	82.00	USD	1,693	(46,206)
Glaukos Corp.	261	04/21/23	USD	52.50	USD	1,308	(31,973)
Hologic, Inc.	374	04/21/23	USD	85.00	USD	3,018	(8,415)
Hologic, Inc.	424	04/21/23	USD	80.00	USD	3,422	(86,920)
Horizon Therapeutics PLC	241	04/21/23	USD	110.00	USD	2,630	(15,063)
Immunocore Holdings PLC, ADR	191	04/21/23	USD	70.00	USD	944	(16,235)
Incyte Corp.	646	04/21/23	USD	82.50	USD	4,669	(3,230)
Insulet Corp.	175	04/21/23	USD	320.00	USD	5,582	(160,125)
Insulet Corp.	91	04/21/23	USD	312.52	USD	2,903	(129,166)
Ionis Pharmaceuticals, Inc.	750	04/21/23	USD	40.00	USD	2,681	(3,750)
IQVIA Holdings, Inc.	232	04/21/23	USD	220.00	USD	4,614	(7,540)
iRhythm Technologies, Inc.	96	04/21/23	USD	120.00	USD	1,191	(77,280)
Keros Therapeutics, Inc.	321	04/21/23	USD	60.00	USD	1,371	(160,500)
Krystal Biotech, Inc.	44	04/21/23	USD	85.00	USD	352	(18,480)
Legend Biotech Corp., ADR	312	04/21/23	USD	50.00	USD	1,504	(24,960)
Masimo Corp.	234	04/21/23	USD	165.00	USD	4,318	(501,930)
Mettler-Toledo International, Inc.	68	04/21/23	USD	1,610.00	USD	10,405	(64,600)
Novocure Ltd.	289	04/21/23	USD	100.00	USD	1,738	(20,230)
Novocure Ltd.	393	04/21/23	USD	75.00	USD	2,364	(21,615)
Omnicell, Inc.	225	04/21/23	USD	60.00	USD	1,320	(74,250)
Penumbra, Inc.	560	04/21/23	USD	270.00	USD	15,607	(848,400)
Prometheus Biosciences, Inc.	175	04/21/23	USD	145.00	USD	1,878	(61,250)
PTC Therapeutics, Inc.	230	04/21/23	USD	48.00	USD	1,114	(82,225)
QIAGEN NV	996	04/21/23	USD	50.00	USD	4,575	(199,200)
R1 RCM, Inc.	1,105	04/21/23	USD	14.25	USD	1,658	(132,378)
Regeneron Pharmaceuticals, Inc.	63	04/21/23	USD	785.00	USD	5,177	(278,145)
ResMed, Inc.	220	04/21/23	USD	220.00	USD	4,818	(99,000)
Revolution Medicines, Inc.	604	04/21/23	USD	30.10	USD	1,308	(3,236)
Rhythm Pharmaceuticals, Inc.	931	04/21/23	USD	30.00	USD	1,661	(16,293)
Rocket Pharmaceuticals, Inc.	806	04/21/23	USD	22.50	USD	1,381	(12,090)
Sage Therapeutics, Inc.	449	04/21/23	USD	47.50	USD	1,884	(23,573)
Sarepta Therapeutics, Inc.	263	04/21/23	USD	150.00	USD	3,625	(48,655)
Shockwave Medical, Inc.	80	04/21/23	USD	220.00	USD	1,735	(59,200)
Silk Road Medical, Inc.	355	04/21/23	USD	55.00	USD	1,389	(1,775)
STAAR Surgical Co.	118	04/21/23	USD	80.00	USD	755	(8,850)
STERIS PLC	72	04/21/23	USD	200.00	USD	1,377	(19,620)
STERIS PLC	436	04/21/23	USD	185.00	USD	8,340	(396,760)

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Health Sciences Trust II (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Stryker Corp.	204	04/21/23	USD	270.00	USD	5,824	$(341,700)
Tandem Diabetes Care, Inc.	381	04/21/23	USD	43.78	USD	1,547	(45,932)
Thermo Fisher Scientific, Inc.	48	04/21/23	USD	570.00	USD	2,767	(79,680)
Twist Bioscience Corp.	654	04/21/23	USD	30.00	USD	986	(6,540)
Ultragenyx Pharmaceutical, Inc.	317	04/21/23	USD	50.00	USD	1,271	(15,058)
United Therapeutics Corp.	94	04/21/23	USD	240.00	USD	2,105	(27,730)
Vaxcyte, Inc.	145	04/21/23	USD	40.00	USD	543	(11,600)
Ventyx Biosciences, Inc.	95	04/21/23	USD	50.00	USD	318	(47,500)
Vertex Pharmaceuticals, Inc.	176	04/21/23	USD	315.00	USD	5,545	(132,000)
Viridian Therapeutics, Inc.	385	04/21/23	USD	35.00	USD	979	(9,625)
Waters Corp.	160	04/21/23	USD	340.00	USD	4,954	(26,400)
West Pharmaceutical Services, Inc.	62	04/21/23	USD	320.00	USD	2,148	(175,770)
Zoetis, Inc.	19	04/21/23	USD	172.00	USD	316	(2,231)
Zoetis, Inc.	306	04/27/23	USD	167.00	USD	5,093	(151,228)
Align Technology, Inc.	57	04/28/23	USD	330.00	USD	1,905	(123,405)
AmerisourceBergen Corp.	81	04/28/23	USD	155.00	USD	1,297	(55,890)
AmerisourceBergen Corp.	148	04/28/23	USD	160.00	USD	2,370	(45,510)
Gilead Sciences, Inc.	407	04/28/23	USD	81.00	USD	3,377	(127,798)
Intuitive Surgical, Inc.	92	04/28/23	USD	265.00	USD	2,350	(54,740)
Sarepta Therapeutics, Inc.	103	04/28/23	USD	141.00	USD	1,420	(58,195)
Vertex Pharmaceuticals, Inc.	222	04/28/23	USD	315.00	USD	6,995	(208,680)
Alcon, Inc.	821	05/01/23	USD	68.50	USD	5,791	(318,540)
AstraZeneca PLC, ADR	164	05/05/23	USD	71.00	USD	1,138	(22,550)
Exact Sciences Corp.	411	05/05/23	USD	71.00	USD	2,787	(121,245)
Intuitive Surgical, Inc.	75	05/05/23	USD	255.00	USD	1,916	(85,125)
Bausch & Lomb Corp.	458	05/09/23	USD	17.50	USD	797	(41,429)
AmerisourceBergen Corp.	161	05/12/23	USD	165.00	USD	2,578	(42,263)
BioMarin Pharmaceutical, Inc.	587	05/12/23	USD	96.50	USD	5,708	(298,246)
Regeneron Pharmaceuticals, Inc.	55	05/12/23	USD	840.00	USD	4,519	(123,475)
10X Genomics, Inc., Class A	293	05/19/23	USD	55.00	USD	1,635	(161,150)
Agilent Technologies, Inc.	207	05/19/23	USD	150.00	USD	2,864	(28,980)
Alcon, Inc.	821	05/19/23	USD	70.00	USD	5,791	(281,192)
Alkermes PLC	885	05/19/23	USD	29.00	USD	2,495	(95,137)
Arrowhead Pharmaceuticals, Inc.	129	05/19/23	USD	25.00	USD	328	(26,123)
Arvinas, Inc.	126	05/19/23	USD	31.65	USD	344	(21,524)
Avantor, Inc.	897	05/19/23	USD	22.50	USD	1,896	(62,790)
Bausch & Lomb Corp.	325	05/19/23	USD	17.50	USD	566	(34,938)
BeiGene Ltd., ADR	137	05/19/23	USD	250.00	USD	2,953	(54,457)
Bio-Techne Corp.	244	05/19/23	USD	76.50	USD	1,810	(63,120)
Blueprint Medicines Corp.	450	05/19/23	USD	50.00	USD	2,025	(118,125)
Boston Scientific Corp.	705	05/19/23	USD	49.00	USD	3,527	(170,962)
Bruker Corp.	332	05/19/23	USD	77.50	USD	2,617	(167,660)
Catalent, Inc.	555	05/19/23	USD	70.50	USD	3,647	(296,253)
Cerevel Therapeutics Holdings, Inc.	455	05/19/23	USD	25.00	USD	1,110	(85,312)
CONMED Corp.	314	05/19/23	USD	110.00	USD	3,261	(153,860)
Cooper Cos., Inc.	227	05/19/23	USD	370.00	USD	8,475	(387,035)
CRISPR Therapeutics AG	303	05/19/23	USD	50.00	USD	1,370	(58,327)
Dexcom, Inc.	577	05/19/23	USD	125.00	USD	6,704	(230,800)
Exelixis, Inc.	958	05/19/23	USD	18.00	USD	1,859	(189,205)
Galapagos NV, ADR	119	05/19/23	USD	45.00	USD	460	(6,545)
Genmab A/S, ADR	365	05/19/23	USD	40.00	USD	1,378	(64,787)
Glaukos Corp.	91	05/19/23	USD	52.50	USD	456	(21,385)
Halozyme Therapeutics, Inc.	339	05/19/23	USD	40.00	USD	1,295	(68,647)
Hologic, Inc.	424	05/19/23	USD	80.01	USD	3,422	(140,609)
Incyte Corp.	415	05/19/23	USD	75.00	USD	2,999	(52,913)
Inspire Medical Systems, Inc.	154	05/19/23	USD	280.00	USD	3,605	(38,885)
Insulet Corp.	108	05/19/23	USD	340.00	USD	3,445	(100,440)
Ionis Pharmaceuticals, Inc.	748	05/19/23	USD	40.00	USD	2,673	(35,530)
IQVIA Holdings, Inc.	174	05/19/23	USD	210.00	USD	3,461	(81,780)
iRhythm Technologies, Inc.	95	05/19/23	USD	125.00	USD	1,178	(86,450)
Karuna Therapeutics, Inc.	69	05/19/23	USD	220.00	USD	1,253	(8,970)
Krystal Biotech, Inc.	44	05/19/23	USD	95.00	USD	352	(14,080)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Health Sciences Trust II (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Legend Biotech Corp., ADR	314	05/19/23	USD	55.00	USD	1,514	$(79,285)
Masimo Corp.	170	05/19/23	USD	175.00	USD	3,137	(288,150)
Omnicell, Inc.	225	05/19/23	USD	60.00	USD	1,320	(86,625)
Prometheus Biosciences, Inc.	92	05/19/23	USD	125.00	USD	987	(48,300)
Prothena Corp. PLC	405	05/19/23	USD	55.00	USD	1,963	(66,825)
QIAGEN NV	1,069	05/19/23	USD	50.00	USD	4,910	(72,157)
R1 RCM, Inc.	1,104	05/19/23	USD	15.00	USD	1,656	(126,960)
Repligen Corp.	442	05/19/23	USD	190.00	USD	7,442	(203,320)
ResMed, Inc.	450	05/19/23	USD	220.00	USD	9,855	(402,750)
Revolution Medicines, Inc.	302	05/19/23	USD	25.00	USD	654	(21,140)
Rhythm Pharmaceuticals, Inc.	583	05/19/23	USD	20.00	USD	1,040	(75,790)
Sage Therapeutics, Inc.	424	05/19/23	USD	47.50	USD	1,779	(60,420)
Shockwave Medical, Inc.	91	05/19/23	USD	220.00	USD	1,973	(134,680)
STAAR Surgical Co.	117	05/19/23	USD	70.00	USD	748	(36,855)
Stryker Corp.	205	05/19/23	USD	280.00	USD	5,852	(290,075)
Tandem Diabetes Care, Inc.	381	05/19/23	USD	50.00	USD	1,547	(44,768)
United Therapeutics Corp.	84	05/19/23	USD	280.00	USD	1,881	(21,840)
Waters Corp.	157	05/19/23	USD	330.00	USD	4,861	(109,115)
West Pharmaceutical Services, Inc.	233	05/19/23	USD	360.00	USD	8,073	(304,065)
West Pharmaceutical Services, Inc.	134	05/19/23	USD	329.00	USD	4,643	(394,475)
Alkermes PLC	976	06/06/23	USD	29.12	USD	2,751	(129,606)

							$(16,444,607)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Pulmonx Corp.	Citibank N.A.	53,000	04/03/23	USD	9.10	USD	593	$(110,462)
Daiichi Sankyo Co. Ltd.	JPMorgan Chase Bank N.A.	344,000	04/04/23	JPY	4,374.24	JPY	1,658,768	(1,177,841)
Bausch & Lomb Corp.	UBS AG	45,900	04/05/23	USD	17.25	USD	799	(19,406)
ConvaTec Group PLC	Morgan Stanley & Co. International PLC	490,000	04/05/23	GBP	2.27	GBP	1,120	(16,369)
Genmab A/S	Morgan Stanley & Co. International PLC	9,200	04/05/23	DKK	2,707.91	DKK	23,819	(2,690)
UCB SA	Royal Bank of Canada	27,600	04/05/23	EUR	83.41	EUR	2,275	(17,105)
908 Devices, Inc.	Citibank N.A.	43,800	04/10/23	USD	10.12	USD	377	(784)
Gerresheimer AG	UBS AG	14,900	04/11/23	EUR	78.58	EUR	1,358	(213,265)
Neurocrine Biosciences, Inc.	Barclays Bank PLC	39,000	04/11/23	USD	107.00	USD	3,948	(12,961)
Sartorius AG, Preference Shares	Goldman Sachs International	5,000	04/11/23	EUR	463.51	EUR	1,935	(735)
Wuxi Biologics Cayman, Inc.	JPMorgan Chase Bank N.A.	394,000	04/11/23	HKD	65.46	HKD	19,148	(12)
Daiichi Sankyo Co. Ltd.	BNP Paribas SA	62,000	04/13/23	JPY	4,411.49	JPY	298,964	(217,673)
UCB SA	Royal Bank of Canada	27,600	04/13/23	EUR	83.41	EUR	2,275	(35,161)
Gerresheimer AG	Morgan Stanley & Co. International PLC	14,900	04/18/23	EUR	79.75	EUR	1,358	(208,227)
Halozyme Therapeutics, Inc.	Citibank N.A.	37,700	04/21/23	USD	51.47	USD	1,440	(512)
Bausch & Lomb Corp.	JPMorgan Chase Bank N.A.	43,300	04/24/23	USD	18.35	USD	754	(15,841)
Pulmonx Corp.	Citibank N.A.	53,000	04/24/23	USD	9.25	USD	593	(114,425)
Novo Nordisk A/S, Class B	JPMorgan Chase Bank N.A.	22,000	04/26/23	DKK	1,050.01	DKK	23,888	(158,731)
Genmab A/S	JPMorgan Chase Bank N.A.	1,900	04/27/23	DKK	2,591.43	DKK	4,919	(20,910)
Gerresheimer AG	UBS AG	20,000	04/27/23	EUR	93.73	EUR	1,823	(99,098)
UCB SA	Morgan Stanley & Co. International PLC	55,000	04/27/23	EUR	79.79	EUR	4,534	(246,716)
Daiichi Sankyo Co. Ltd.	Citibank N.A.	62,000	05/02/23	JPY	4,526.08	JPY	298,964	(192,958)
Rhythm Pharmaceuticals, Inc.	Barclays Bank PLC	67,300	05/04/23	USD	28.00	USD	1,201	(15,025)
908 Devices, Inc.	Citibank N.A.	43,800	05/08/23	USD	10.12	USD	377	(15,704)
Alkermes PLC	JPMorgan Chase Bank N.A.	88,400	05/08/23	USD	27.31	USD	2,492	(162,134)
ConvaTec Group PLC	UBS AG	510,000	05/10/23	GBP	2.25	GBP	1,166	(39,705)
Gerresheimer AG	Goldman Sachs International	28,000	05/10/23	EUR	98.28	EUR	2,552	(108,852)
Swedish Orphan Biovitrum AB	Morgan Stanley & Co. International PLC	38,200	05/10/23	SEK	247.36	SEK	9,225	(19,934)
Neurocrine Biosciences, Inc.	Barclays Bank PLC	46,900	05/15/23	USD	100.47	USD	4,747	(210,754)
Straumann Holding AG, ADR	UBS AG	35,400	05/16/23	CHF	131.04	CHF	4,827	(356,265)
ConvaTec Group PLC	Morgan Stanley & Co. International PLC	411,500	05/17/23	GBP	2.26	GBP	941	(32,432)

7

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Health Sciences Trust II (BMEZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Swedish Orphan Biovitrum AB	Morgan Stanley & Co. International PLC	38,100	05/23/23	SEK	247.42	SEK	9,201	$(27,181)
Tandem Diabetes Care, Inc.	BNP Paribas SA	34,500	06/16/23	USD	45.34	USD	1,401	(96,776)

								$(3,966,644)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$630,638,597	$26,698,254	$12,006,733	$669,343,584
Electronic Equipment, Instruments & Components	2,357,123	—	—	2,357,123
Financial Services	15,147,808	—	—	15,147,808
Health Care Equipment & Supplies	589,158,224	29,064,810	—	618,223,034
Health Care Providers & Services	64,389,713	1,039,999	—	65,429,712
Health Care Technology	1,448,681	—	—	1,448,681
Life Sciences Tools & Services	301,233,879	31,724,721	—	332,958,600
Pharmaceuticals	75,606,073	62,139,913	—	137,745,986
Other Interests	—	—	4,266,667	4,266,667
Preferred Securities
Preferred Stocks	—	16,589,651	155,370,385	171,960,036
Rights	—	—	275,194	275,194
Warrants	40,705	—	—	40,705
Short-Term Securities
Money Market Funds	26,850,983	—	—	26,850,983

	$1,706,871,786	$167,257,348	$171,918,979	2,046,048,113

Investments Valued at NAV(a)				23,448,750

				$2,069,496,863

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Health Sciences Trust II (BMEZ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$585,993	$—	$585,993
Liabilities
Equity Contracts	(13,986,223)	(6,425,028)	—	(20,411,251)
Foreign Currency Exchange Contracts	—	(282,965)	—	(282,965)

	$(13,986,223)	$(6,122,000)	$—	$(20,108,223)

(a)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are forward foreign currency exchange contracts and options written. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Other Interests	Preferred Stocks	Rights	Total
Assets
Opening balance, as of December 31, 2022	$12,093,187	$4,076,191	$158,791,702	—	$174,961,080
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Other(a)	(100,609)	—	—	100,609	—
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(b)	14,155	190,476	1,078,682	174,585	1,457,898
Purchases	—	—	17,100,002	—	17,100,002
Sales	—	—	(21,600,001)	—	(21,600,001)

Closing balance, as of March 31, 2023	$12,006,733	$4,266,667	$155,370,385	275,194	$171,918,979

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(b)	$14,155	$190,476	$1,485,098	174,585	$1,864,314

(a)	Certain Level 3 investments were re-classified between Common Stocks and Rights
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $275,194. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$12,006,733	Income	Discount Rate	5%		—
		Market	Volatility	70%		—
			Time to Exit	2.0 years		—
			Market Adjustment Multiple	1.00x		—

Preferred Stocks	155,370,385	Market	Revenue Multiple	1.50x - 7.25x		4.09x
			EBITDA Multiple	10.00x		—
			Volatility	50% - 100%		65%
			Time to Exit	1.0 - 4.0 years		2.4 years
			Market Adjustment Multiple	0.45x - 1.00x		0.90x
		Income	Discount Rate	6%		—

Other Interests	4,266,667	Income	Discount Rate	6%		—

9

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Health Sciences Trust II (BMEZ)

Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

$171,643,785

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

S C H E D U L E O F I N V E S T M E N T S	10